SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details)	6 Months Ended
Jun. 30, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 3,394,670
Ending Balance	3,122,333
Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	220,242
Ending Balance	204,844
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,806,055
Ending Balance	2,543,968
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	124,733
Ending Balance	180,046
Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	10,526
Ending Balance	9,670
Generator [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	30,819
Ending Balance	29,187
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	202,295
Ending Balance	154,618
Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	3,491,214
Additions	61,753
Impact of FX translation	(244,330)
Ending Balance	3,308,637
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	220,242
Additions
Impact of FX translation	(15,398)
Ending Balance	204,844
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,857,179
Additions
Impact of FX translation	(199,751)
Ending Balance	2,657,428
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	126,605
Additions	61,753
Impact of FX translation	(3,414)
Ending Balance	184,944
Gross carrying amount [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	11,973
Additions
Impact of FX translation	(219)
Ending Balance	11,754
Gross carrying amount [member] | Generator [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	31,381
Additions
Impact of FX translation	(1,191)
Ending Balance	30,190
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	241,884
Additions
Impact of FX translation	(24,357)
Ending Balance	217,527
Gross carrying amount [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,950
Additions
Impact of FX translation
Ending Balance	1,950
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	96,544
Depreciation during the period	89,760
Ending Balance	186,304
Accumulated depreciation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Depreciation during the period
Ending Balance
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	51,124
Depreciation during the period	62,336
Ending Balance	113,460
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,872
Depreciation during the period	3,026
Ending Balance	4,898
Accumulated depreciation [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,447
Depreciation during the period	637
Ending Balance	2,084
Accumulated depreciation [member] | Generator [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	562
Depreciation during the period	441
Ending Balance	1,003
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	39,589
Depreciation during the period	23,320
Ending Balance	62,909
Accumulated depreciation [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,950
Depreciation during the period
Ending Balance	$ 1,950